Notes Payable (Details) - Gryphon Digital Mining, Inc. [Member] - USD ($)	1 Months Ended		9 Months Ended
	Sep. 27, 2021	Aug. 30, 2021	Sep. 30, 2021	Jul. 06, 2021
Notes Payable (Details) [Line Items]
Accrued interest amount			$ 94,000
Promissory Note Payable [Member]
Notes Payable (Details) [Line Items]
Notes payable amount				$ 2,700,000
Accrues interest			9.50%
Default interest percentage			12.00%
Due payment			$ 86,000
Amendment 1 [Member]
Notes Payable (Details) [Line Items]
Principal amount		$ 6,350,000
Amendment 2 [Member]
Notes Payable (Details) [Line Items]
Due payment			$ 329,000
Principal amount	$ 10,000,000